Financial Instruments and Fair Value Measurements - Reconciliation of Changes in Fair Value of Contingent Consideration (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Sep. 27, 2013	Sep. 27, 2013 Significant Unobservable Inputs (Level 3)	Sep. 28, 2012 Significant Unobservable Inputs (Level 3)
Contingent Consideration [Roll Forward]
Balance at beginning of period				$ 108	$ 108	$ 0
Acquisition date fair value of contingent consideration					122	153
Change in fair value included in selling, general and administrative expenses	(1)	(2)	6	(3)	(3)	5
Payments					(100)	(50)
Balance at end of period	$ 127			$ 127	$ 127	$ 108